Concentration and Risks (Tables)	12 Months Ended
Jun. 30, 2024
Concentration and Risks [Abstract]
Schedule of Net Accounts Receivable	There were one and four customers individually accounted for more than 10% of the Group’s net accounts receivable as of June 30, 2023 and 2024, respectively.
	As of June 30,
	2023	2024
Accounts receivables, net
Customer A**	70.4%	21.2%
Customer B	*	24.6%
Customer C	*	23.7%
Customer D	*	10.9%
*	The percentage was below 10% for the period.
**	Customer A is Beijing Baichuan Insurance Brokerage Co., Ltd., a related party of the Group, from which the gross accounts receivable for enterprise services were RMB29,116 and RMB4,488 as of June 30, 2023 and 2024, respectively, which were recorded in “amounts due from related parties”, and represents 70.4% and 21.2% of all accounts receivables from third parties and related parties as of June 30, 2023 and 2024, respectively.